Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Amount and percentage ownership of investments in affiliated companies
	December 31, 2012	December 31, 2013
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	8,722	8,235	25%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,237	4,069	20%
WIP-KIF MCI Investment Fund ("MCI Investment Fund")	5,912	15,003	12%
Anipark Co., Ltd. (“Anipark”)	1,550	606	11%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	1,181	1,126	25%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,916	1,673	20%
Chongqing Xiaoheiwu Technology Co., Ltd("Chongqing Xiaoheiwu")	—	188	23%
Shanghai Shengduo Network Technology Co., Ltd ("Shanghai Shengduo")	8,842	6,663	40%
Shanghai Ningle Technology Co., Ltd ("Shanghai Ningle")	8,759	7,437	40%
AKG Investment Co., Ltd ("AKGI Fund")	5,783	16,611	17%
Fuzhou Shudong Network Technology Co., Ltd ("Fuzhou Shudong")	1,675	1,435	30%
Chengdu Yunyou Network Technology Co., Ltd ("Chengdu Yunyou")	1,277	975	30%
Guangzhou Aozi Software Technology Co., Ltd("Guangzhou Aozi")	—	2,764	33%
Shanghai Miaoyou Network Technology Co., Ltd("Shanghai Miaoyou")	—	500	18%
Game Tales Co., Ltd("Games Tales")	—	272	25%
Others	312	383	20%~40%
Investment in affiliated companies under the cost method:
Zhejiang Shengwang Huashi Technology Co., Ltd ("Zhejiang Shengwang")	600	600	6%
Shanda Online Entertainment Limited (“Shanda Online”)	124,513	124,513	6%
Giant Dream Co., Ltd ("Giant")	8,773	8,610	8%
Total	184,052	201,663

Movement of investments in affiliated companies
	Balances at January 1, 2011	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2011
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Yicheng Tianxia	7,842	—	(4,382)	—	—	3,460
Shanghai Maishi	5,229	—	(651)	—	—	4,578
Chengdu Awata	5,000	—	(1,011)	—	—	3,989
Anipark	3,023	—	2,386	—	(2,332)	3,077
Shijiazhuang Hailan	3,661	—	(267)	(3,394)	—	—
Shanghai Lantian	2,866	—	(176)	—	—	2,690
Shenzhen Youyou	2,197	—	—	(2,197)	—	—
Shanghai Qiyu	829	—	—	—	—	829
Fuzhou Lingyu	319	—	—	—	—	319
Xiamen Lianyu	297	—	—	—	—	297
Chongqing Xiaoheiwu	151	—	(113)	—	—	38
Beijing Chenkang	—	10,000	(180)	—	—	9,820
MCI Investment Fund	—	4,324	(171)	—	33	4,186
Shanghai Shimai	—	1,733	317	—	—	2,050
Shanghai Siyuan	—	2,000	(59)	—	—	1,941
Others	38	317	(106)	—	(241)	8
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	—	600	—	—	—	600
Total	31,452	18,974	(4,413)	(5,591)	(2,540)	37,882

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	124,513	—	—	—	124,513
Giant	—	8,334	—	—	439	8,773
Total	37,882	164,214	(11,679)	(7,455)	1,090	184,052

	Balances at January 1, 2013	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2013
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	8,722	—	(487)	—	—	8,235
Shanghai Maishi	4,237	—	(168)	—	—	4,069
MCI Investment Fund	5,912	9,833	(879)	—	137	15,003
Anipark	1,550	—	(1,076)	—	132	606
Shanghai Shimai	1,181	—	(55)	—	—	1,126
Shanghai Siyuan	1,916	—	(243)	—	—	1,673
Chongqing Xiaoheiwu	—	—	188	—	—	188
Shanghai Shengduo	8,842	—	(2,179)	—	—	6,663
Shanghai Ningle	8,759	—	(1,322)	—	—	7,437
AKGI Fund	5,783	10,576	(400)	—	652	16,611
Fuzhou Shudong	1,675	—	(240)	—	—	1,435
Chengdu Yunyou	1,277	—	(302)	—	—	975
Guangzhou Aozi	—	3,000	(236)	—	—	2,764
Shanghai Miaoyou	—	480	—	—	20	500
Games Tales	—	95	177	—	—	272
Others	312	398	(327)	—	—	383
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	124,513	—	—	—	—	124,513
Giant	8,773	—	—	—	(163)	8,610
Total	184,052	24,382	(7,549)	—	778	201,663